Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Transactions and Translations
Cash and cash equivalents denominated in RMB	$ 334,715,019	$ 124,472,629	$ 44,954,778	$ 1,111,091
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%
Foreign currency risk | Denominated in RMB
Foreign Currency Transactions and Translations
Cash and cash equivalents denominated in RMB	$ 333,821,679	$ 123,300,918